COMMITMENTS (Narrative) (Details)		1 Months Ended		12 Months Ended
	Apr. 01, 2020 CAD ($)	Oct. 31, 2021 CAD ($)	Nov. 30, 2018	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 GBP (£)	Nov. 30, 2021 USD ($)
Disclosure Of Commitments [Line Items]
Key management compensation				$ 35,875
PRT UK [Member] | License Fee Agreement [Member]
Disclosure Of Commitments [Line Items]
license fee | £					£ 1,500
PRT USA [Member]
Disclosure Of Commitments [Line Items]
Monthly lease payment						$ 1,500
Term of lease			2 years
Monthly lease payment, next twelve months						3,188
Monthly lease payment, year two						$ 3,284
Director [Member]
Disclosure Of Commitments [Line Items]
Consulting fees	$ 250,000
Unrelated party [Member] | Consulting Agreement [Member]
Disclosure Of Commitments [Line Items]
Consulting fees		$ 90,000